EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of earnings (loss) per share, calculated on a basic and diluted basis [Table Text Block]
	Year ended December 31,
	2021	2020
Net income (loss) attributable to common shareholders - basic and diluted	36,472	(23,524)
(in thousands of common shares)
Weighted-average number of common shares	283,593	250,529
Effect of dilutive securities:
Stock options	3,911	-
Weighted-average number of diluted common shares	287,504	250,529
Income (loss) per common share
Basic earnings per share	0.13	(0.09)
Diluted earnings per share	0.13	(0.09)